Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Loans and Borrowings [Abstract]
Schedule of Movement in the Loans and Borrowings

The movement in the loans and borrowings balances during the reporting period was as follows.

	Currency	Nominal Interest rate	Year of maturity	Face value	Carrying amount
Balance at 1 January 2025					$10,107,099
New issues
Secured bank loan	NTD	2.945~7.220%	2026~2028	3,691,654	3,691,654
Secured bank loan	USD	14%	2026	1,200,000	1,200,000
Repayments
Secured bank loan	NTD	2.220%~7.220%	—	(3,368,249)	(3,368,249)
Secured bank loan	JPY	1.000%	—	(27,043)	(27,043)
Unsecured bank loan	NTD	3.500%~4.166%	—	(371,417)	(371,417)
Effects of foreign currency exchange					1,205,401
Balance at 30 June 2025					$12,437,445